Basis of presentation and significant accounting policies	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Basis of presentation and significant accounting policies
Basis of presentation and significant accounting policies

B—Basis of presentation and significant accounting policies

1.    Basis of presentation

        The accompanying unaudited consolidated financial statements were derived from the historical accounting records of the Company and reflect the historical financial position, results of operations and cash flows for the periods described herein. The Broad Oak acquisition discussed in Note A was accounted for in a manner similar to a pooling of interests. The historical financial statements present the assets and liabilities of Laredo Holdings and its subsidiaries and Broad Oak at historical carrying values and their operations as if they were consolidated for all periods presented. All material intercompany transactions and account balances have been eliminated in the consolidation of accounts. The accompanying unaudited consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The Company operates oil and natural gas properties as one business segment, which explores for, develops and produces oil and natural gas.

        The accompanying consolidated financial statements have not been audited by the Company's independent registered public accounting firm, except that the consolidated balance sheet at December 31, 2011 is derived from audited consolidated financial statements. In the opinion of management, the accompanying unaudited consolidated financial statements reflect all necessary adjustments to present fairly the Company's financial position at June 30, 2012, the results of operations for the three and six months ended June 30, 2012 and 2011 and cash flows for the six months ended June 30, 2012 and 2011. All such adjustments are of a normal recurring nature.

        Certain disclosures have been condensed or omitted from these unaudited consolidated financial statements. Accordingly, these unaudited consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto included in Laredo Holdings' Annual Report on Form 10-K for the year ended December 31, 2011 (the "2011 Annual Report").

2.    Use of estimates in the preparation of interim unaudited consolidated financial statements

        The preparation of the accompanying unaudited consolidated financial statements in conformity with GAAP requires management of the Company to make estimates and assumptions about future events. These estimates and the underlying assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Although management believes these estimates are reasonable, actual results could differ from these estimates. The interim results reflected in the unaudited consolidated financial statements are not necessarily indicative of the results that may be expected for other interim periods or for the full year.

        Significant estimates include, but are not limited to, estimates of the Company's reserves of oil and natural gas, future cash flows from oil and natural gas properties, depreciation, depletion and amortization, asset retirement obligations, stock-based compensation, deferred income taxes and fair values of commodity, interest rate derivatives and commodity deferred premiums. As fair value is a market-based measurement, it is determined based on the assumptions that market participants would use. These estimates and assumptions are based on management's best judgment. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment. Such estimates and assumptions are adjusted when facts and circumstances dictate. Illiquid credit markets and volatile equity and energy markets have combined to increase the uncertainty inherent in such estimates and assumptions. Management believes its estimates and assumptions to be reasonable under the circumstances. As future events and their effects cannot be determined with precision, actual values and results could differ from these estimates. Any changes in estimates resulting from future changes in the economic environment will be reflected in the financial statements in future periods.

3.    Accounts receivable

        The Company sells oil and natural gas to various customers and participates with other parties in the drilling, completion and operation of oil and natural gas wells. Joint interest and oil and natural gas sales receivables related to these operations are generally unsecured. Accounts receivable for joint interest billings are recorded as amounts billed to customers less an allowance for doubtful accounts. Amounts are considered past due after 30 days. The Company determines joint interest operations accounts receivable allowances based on management's assessment of the creditworthiness of the joint interest owners and as the operator in the majority of its wells the ability to realize the receivables through netting of anticipated future production revenues. The Company maintains an allowance for doubtful accounts for estimated losses inherent in its accounts receivable portfolio. In establishing the required allowance, management considers historical losses, current receivables aging, and existing industry and economic data. The Company reviews its allowance for doubtful accounts quarterly. Past due balances over 90 days and over a specified amount are reviewed individually for collectability. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is remote.

        Accounts receivable consist of the following components as of June 30, 2012 and December 31, 2011:

(in thousands)	June 30, 2012	December 31, 2011
Oil and natural gas sales	$38,945	$49,434
Joint operations(1)	31,104	24,190
Other	1,783	511

Total, net	$71,832	$74,135

(1)
Accounts receivable for joint operations are presented net of an allowance for doubtful accounts of approximately $0.1 million at each of June 30, 2012 and December 31, 2011.

4.    Derivative financial instruments

        The Company uses derivative financial instruments to reduce exposure to fluctuations in the prices of oil and natural gas. By removing a significant portion of the price volatility associated with future production, the Company expects to mitigate, but not eliminate, the potential effects of variability in cash flows from operations due to fluctuations in commodity prices. These transactions are primarily in the form of collars, swaps, puts and basis swaps. In addition, the Company enters into derivative contracts in the form of interest rate derivatives to minimize the effects of fluctuations in interest rates.

        Derivative instruments are recorded at fair value and are included on the unaudited consolidated balance sheets as assets or liabilities. The Company netted the fair value of derivative instruments by counterparty in the accompanying unaudited consolidated balance sheets where the right of offset exists. The Company determines the fair value of its derivative financial instruments utilizing pricing models for significantly similar instruments. Inputs to the pricing models include publicly available prices and forward price curves generated from a compilation of data gathered from third parties.

        The Company's derivatives were not designated as hedges for accounting purposes for any of the periods presented. Accordingly, the changes in fair value are recognized in the unaudited consolidated statements of operations in the period of change. Realized and unrealized gains and losses on derivatives are included in cash flows from operating activities (see Note F).

5.    Other current liabilities

        Other current liabilities consist of the following components as of June 30, 2012 and December 31, 2011:

(in thousands)	June 30, 2012	December 31, 2011
Lease operating expense payable	$6,663	$5,297
Prepaid drilling liability	1,995	2,378
Production taxes payable	1,591	1,493
Deferred income taxes payable	1,506	—
Current portion of asset retirement obligations	393	506
Other accrued liabilities	3,350	5,245

Total other current liabilities	$15,498	$14,919

6.    Property and equipment

        The following table sets forth the Company's property and equipment as of June 30, 2012 and December 31, 2011:

(in thousands)	June 30, 2012	December 31, 2011
Proved oil and natural gas properties	$2,551,524	$2,083,015
Less accumulated depletion and impairment	993,312	884,533

Proved oil and natural gas properties, net	1,558,212	1,198,482
Unproved properties not being amortized	127,971	117,195
Pipeline and gas gathering assets	63,667	58,136
Less accumulated depreciation	7,900	6,394

Pipeline and gas gathering assets, net	55,767	51,742
Other fixed assets	21,840	16,948
Less accumulated depreciation and amortization	7,385	5,858

Other fixed assets, net	14,455	11,090

Total property and equipment, net	$1,756,405	$1,378,509

        For the three months ended June 30, 2012 and 2011, depletion expense was $20.70 per barrel of oil equivalent ("BOE") and $20.11 per BOE, respectively. For the six months ended June 30, 2012 and 2011, depletion expense was $20.20 per BOE and $18.44 per BOE, respectively.

7.    Deferred loan costs

        Loan origination fees are stated at cost, net of amortization, which are amortized over the life of the respective debt agreements utilizing the effective interest and straight-line methods. The Company capitalized $10.5 million and $0.4 million of deferred loan costs in the three months ended June 30, 2012 and 2011, respectively, and $10.5 million and $10.6 million in the six months ended June 30, 2012 and 2011, respectively. The Company had total deferred loan costs of $31.7 million and $23.5 million, net of accumulated amortization of $6.7 million and $4.4 million, as of June 30, 2012 and December 31, 2011, respectively.

        During the six months ended June 30, 2011, the Company wrote off approximately $3.2 million in deferred loan costs as a result of the retirement of debt and changes in the borrowing base of the Senior Secured Credit Facility (as defined in Note C). No deferred loan costs were written off in the six months ended June 30, 2012.

        Future amortization expense of deferred loan costs at June 30, 2012 is as follows:

(in thousands)
Remaining 2012	$2,534
2013	5,107
2014	5,164
2015	5,225
2016	3,969
Thereafter	9,667

Total	$31,666

8.    Asset retirement obligations

        Asset retirement obligations associated with the retirement of tangible long-lived assets are recognized as a liability in the period in which they are incurred and become determinable. The associated asset retirement costs are part of the carrying amount of the long-lived asset. Subsequently, the asset retirement cost included in the carrying amount of the related long-lived asset is charged to expense through the depletion of the asset. Changes in the liability due to the passage of time are recognized as an increase in the carrying amount of the liability and as corresponding accretion expense. See Note G for fair value disclosures related to the Company's asset retirement obligations.

        The Company is obligated by contractual and regulatory requirements to remove certain pipeline and gas gathering assets and perform other remediation of the sites where such pipeline and gas gathering assets are located upon the retirement of those assets. However, the fair value of the asset retirement obligation cannot currently be reasonably estimated because the settlement dates are indeterminate. The Company will record an asset retirement obligation for pipeline and gas gathering assets in the periods in which settlement dates are reasonably determinable.

        The following reconciles the Company's asset retirement obligations liability as of June 30, 2012 and December 31, 2011:

(in thousands)	Six months ended June 30, 2012	Year ended December 31, 2011
Liability at beginning of period	$13,074	$8,278
Liabilities added due to acquisitions, drilling and other	2,270	1,519
Accretion expense	556	616
Liabilities settled upon plugging and abandonment	(24)	(340)
Revision of estimates	—	3,001

Liability at end of period	$15,876	$13,074

9.    Fair value measurements

        The carrying amounts reported in the unaudited consolidated balance sheets for cash and cash equivalents, accounts receivable, prepaid expenses, accounts payable, undistributed revenue and royalties, and other accrued liabilities approximate their fair values. See Note C for fair value disclosures related to the Company's debt obligations. The Company carries its derivative financial instruments at fair value. See Note F and Note G for details regarding the fair value of the Company's derivative financial instruments.

10.    Compensation awards

        For stock-based compensation awards, compensation expense is recognized in "General and adminstrative" in the Company's unaudited consolidated statements of operations over the awards' vesting periods based on their grant date fair value. The Company utilizes the closing stock price on the date of grant to determine the fair value of service vesting restricted stock awards and a Black-Scholes pricing model to determine the fair values of service vesting restricted stock option awards. See Note D for further discussion of the restricted stock awards and restricted stock option awards.

        For performance unit awards issued to management with a combination of market and service vesting criteria, a Monte Carlo simulation prepared by an independent third party is utilized in order to determine the fair value of the awards at the date of grant and to re-measure the fair value at the end of each reporting period until settlement in accordance with GAAP. Due to the relatively short trading history for the Company's stock, the volatility criteria utilized in the Monte Carlo simulation is based on the volatilities of a group of peer companies that have been determined to be most representative of the Company's expected volatility. These awards are accounted for as liability awards as they will be settled in cash at the end of the requisite service period based on the achievement of certain performance criteria. The liability and related compensation expense for each period for these awards is recognized by dividing the fair value of the total liability by the requisite service period and recording the pro rata share for the period for which service has already been provided. Compensation expense for these awards amounted to $0.5 million and $1.0 million in the three and six months ended June 30, 2012, respectively, and is recognized in "General and administrative" in the Company's unaudited consolidated statements of operations and the corresponding liability is included in "Other noncurrent liabilities" in the June 30, 2012 unaudited consolidated balance sheet. As there are inherent uncertainties related to the factors and the Company's judgment in applying them to the fair value determinations, there is risk that the recorded performance unit compensation may not accurately reflect the amount ultimately earned by the member of management.

11.    Impairment of long-lived assets

        Impairment losses are recorded on property and equipment used in operations and other long-lived assets when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount. Impairment is measured based on the excess of the carrying amount over the fair value of the asset. During the three and six months ended June 30, 2011, the Company recorded a $0.04 million and a $0.2 million write-down of materials and supplies, respectively. Other than the aforementioned write-downs, for the three and six months ended June 30, 2012 and 2011, the Company did not record any additional impairment to property and equipment used in operations or other long-lived assets.

12.    Environmental

        The Company is subject to extensive federal, state and local environmental laws and regulations. These laws, which are often changing, regulate the discharge of materials into the environment and may require the Company to remove or mitigate the environmental effects of the disposal or release of petroleum or chemical substances at various sites. Environmental expenditures are expensed. Expenditures that relate to an existing condition caused by past operations and that have no future economic benefits are expensed. Liabilities for expenditures of a non-capital nature are recorded when environmental assessment or remediation is probable and the costs can be reasonably estimated. Such liabilities are generally undiscounted unless the timing of cash payments is fixed and readily determinable. Management believes no materially significant liabilities of this nature existed at June 30, 2012 or December 31, 2011.

13.    Business combinations

        Acquisitions are accounted for under the acquisition method of accounting. Accordingly, the Company conducts assessments of net assets acquired and recognizes amounts for identifiable assets acquired and liabilities assumed at the estimated acquisition date fair values, while transaction and integration costs associated with the acquisitions are expensed as incurred.

14.    Related party transactions

        The following table summarizes the net oil and natural gas sales (oil and natural gas sales less production taxes) received from the Company's related party and is included in the unaudited consolidated statements of operations for the periods presented:

	Three months ended June 30,		Six months ended June 30,
(in thousands)	2012	2011	2012	2011
Net oil and natural gas sales(1)	$18,350	$18,093	$37,740	$33,533

        The following table summarizes the amounts included in oil and natural gas sales receivable in the unaudited consolidated balance sheets for the periods presented:

(in thousands)	June 30, 2012	December 31, 2011
Oil and natural gas sales receivable(1)	$5,504	$6,845
(1)
The Company has a gas gathering and processing arrangement with affiliates of Targa Resources, Inc. ("Targa"). Warburg Pincus IX, a majority stockholder of Laredo Holdings, and other affiliates of Warburg Pincus LLC hold investment interests in Targa. One of Laredo Holdings' directors is on the board of directors of affiliates of Targa.

B—Basis of presentation and significant accounting policies

1.    Basis of presentation

        The accompanying consolidated financial statements were derived from the historical accounting records of the Company and reflect the historical financial position, results of operations and cash flows for the periods described herein. As discussed in Note A, the Broad Oak Transaction was accounted for in a manner similar to a pooling of interests and the historical financial statements present the assets and liabilities of Laredo Holdings and subsidiaries and Broad Oak at historical carrying values and their operations as if they were consolidated for all periods presented. All material intercompany transactions and account balances have been eliminated in the consolidation of accounts. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The Company operates oil and natural gas properties as one business segment, which explores, develops and produces oil and natural gas.

2.    Use of estimates in the preparation of consolidated financial statements

        The preparation of the accompanying consolidated financial statements in conformity with GAAP requires management of the Company to make estimates and assumptions about future events. These estimates and the underlying assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Although management believes these estimates are reasonable, actual results could differ from these estimates.

        Significant estimates include, but are not limited to, estimates of the Company's reserves of oil and natural gas, future cash flows from oil and natural gas properties, depreciation, depletion and amortization, asset retirement obligations, equity and stock-based compensation, deferred income taxes and fair values of commodity and interest rate derivatives. As fair value is a market-based measurement, it is determined based on the assumptions that market participants would use. These estimates and assumptions are based on management's best judgment. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment. Such estimates and assumptions are adjusted when facts and circumstances dictate. Illiquid credit markets and volatile equity and energy markets have consolidated to increase the uncertainty inherent in such estimates and assumptions. Management believes its estimates and assumptions to be reasonable under the circumstances. As future events and their effects cannot be determined with precision, actual results could differ from these estimates. Any changes in estimates resulting from future changes in the economic environment will be reflected in the financial statements in future periods.

3.    Reclassifications

        Certain immaterial amounts in the accompanying consolidated financial statements have been reclassified to conform to the 2011 presentation. These reclassifications had no impact to previously reported net income or losses, total stockholders'/unit holders' equity or cash flows.

4.    Cash and cash equivalents

        The Company maintains cash and cash equivalents in bank deposit accounts and money market funds that may not be federally insured. The Company has not experienced any losses in such accounts and believes it is not exposed to any significant credit risk on such accounts. The Company defines cash and cash equivalents to include cash on hand, cash in bank accounts and highly liquid investments with original maturities of three months or less.

5.    Accounts receivable

        The Company sells oil and natural gas to various customers and participates with other parties in the drilling, completion and operation of oil and natural gas wells. Joint interest and oil and natural gas sales receivables related to these operations are generally unsecured. Accounts receivable for joint interest billings are recorded as amounts billed to customers less an allowance for doubtful accounts. Amounts are considered past due after 30 days. The Company determines joint interest operations accounts receivable allowances based on management's assessment of the creditworthiness of the joint interest owners and the Company's ability to realize the receivables through netting of anticipated future production revenues. The Company maintains an allowance for doubtful accounts for estimated losses inherent in its accounts receivable portfolio. In establishing the required allowance, management considers historical losses, current receivables aging, and existing industry and national economic data. The Company reviews its allowance for doubtful accounts quarterly. Past due balances over 90 days and over a specified amount are reviewed individually for collectability. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is remote.

        Accounts receivable consist of the following components as of December 31:

(in thousands)	2011	2010
Oil and natural gas sales	$49,434	$31,773
Joint operations(1)	24,190	12,031
Other	511	135

Total, net	$74,135	$43,939

(1)
Accounts receivable for joint operations are presented net of an allowance for doubtful accounts of approximately $0.1 million at December 31, 2011 and 2010, respectively.

6.    Derivative financial instruments

        The Company uses derivative financial instruments to reduce exposure to fluctuations in the prices of oil and natural gas. By removing a significant portion of the price volatility associated with future production, the Company expects to mitigate, but not eliminate, the potential effects of variability in cash flows from operations due to fluctuations in commodity prices. These transactions are primarily in the form of swaps, basis swaps, puts and collars. In addition, the Company enters into derivative contracts in the form of interest rate derivatives to minimize the effects of fluctuations in interest rates.

        Derivative instruments are recorded at fair value and are included on the consolidated balance sheets as assets or liabilities. The Company netted the fair value of derivative instruments by counterparty in the accompanying consolidated balance sheets where the right of offset exists. The Company determines the fair value of its derivative financial instruments utilizing pricing models for significantly similar instruments. Inputs to the pricing models include publicly available prices and forward price curves generated from a compilation of data gathered from third parties.

        The Company's derivatives at December 31, 2011, 2010 or 2009 were not designated as hedges for financial statement purposes. Accordingly, the changes in fair value are recognized in the consolidated statement of operations in the period of change. Realized and unrealized gains and losses on derivatives are included in cash flows from operating activities (see Note G).

7.    Other current assets and liabilities

        Other current assets consist of the following components as of December 31:

(in thousands)	2011	2010
Prepaid expenses	$2,131	$1,483
Materials and supplies	187	4,154

Total other current assets	$2,318	$5,637

        Other current liabilities at consist of the following components as of December 31:

(in thousands)	2011	2010
Lease operating expense accrual	$5,297	$2,913
Prepaid drilling liability	2,378	1,896
Production taxes payable	1,493	1,378
Current portion of asset retirement obligations	506	731
Other accrued liabilities	5,245	3,125

Total other current liabilities	$14,919	$10,043

8.    Materials and supplies

        Materials and supplies, which are included in current assets and other assets, are comprised of equipment used in developing oil and natural gas properties. They are carried at the lower of cost or market using the average cost method. On a regular basis, the Company reviews quantities of materials and supplies on hand and records a provision for excess or obsolete materials and supplies, if necessary.

        During the year ended December 31, 2011, the Company reduced materials and supplies by approximately $0.2 million in order to reflect the balance at the lower of cost or market. Although management believes it has established adequate allowances, it is possible that additional losses on materials and supplies could occur in future periods. The Company determined a lower of cost or market adjustment was not necessary for materials and supplies at December 31, 2010.

9.    Oil and natural gas properties

        The Company uses the full cost method of accounting for its oil and natural gas properties. Under this method, all acquisition, exploration and development costs, including certain related employee costs, incurred for the purpose of finding oil and natural gas are capitalized and amortized on a composite units of production method based on proved oil and natural gas reserves. Such amounts include the cost of drilling and equipping productive wells, dry hole costs, lease acquisition costs, delay rentals and other costs related to such activities. Costs, including related employee costs, associated with production and general corporate activities are expensed in the period incurred. Sales of oil and natural gas properties, whether or not being amortized currently, are accounted for as adjustments of capitalized costs, with no gain or loss recognized, unless such adjustments would significantly alter the relationship between capitalized costs and proved reserves of oil and natural gas.

        The Company computes the provision for depletion of oil and natural gas properties using the units of production method based upon production and estimates of proved reserve quantities. Unevaluated costs and related carrying costs are excluded from the amortization base until the properties associated with these costs are evaluated. Approximately $117.2 million and $96.5 million of such costs were excluded from the amortization base at December 31, 2011 and 2010, respectively. The amortization base includes estimated future development costs and dismantlement, restoration and abandonment costs, net of estimated salvage values. Total accumulated depletion for oil and natural gas properties was $884.5 million and $713.1 million for the years ended December 31, 2011 and 2010, respectively. Depletion expense for oil and natural gas properties was $171.5 million, $93.8 million and $55.4 million for the years ended December 31, 2011, 2010 and 2009, respectively. Impairment expense was $245.9 million for the year ended December 31, 2009. There were no impairments recorded for years ended December 31, 2011 and 2010. Depletion per barrel of oil equivalent for the Company's oil and natural gas properties was $19.82, $18.00 and $15.54 for the years ended December 31, 2011, 2010 and 2009, respectively.

        The Company excludes the costs directly associated with acquisition and evaluation of unproved properties from the depletion calculation until it is determined whether or not proved reserves can be assigned to the properties. These properties are assessed at least quarterly to ascertain whether impairment has occurred. Such costs are transferred into the amortization base on an ongoing basis as projects are evaluated and proved reserves established or impairment is determined.

        The Company assesses all items classified as unevaluated property on a quarterly basis for possible impairment or reduction in value. The assessment includes consideration of the following factors, among others: intent to drill, remaining lease term, geological and geophysical evaluations, drilling results and activity, the assignment of proved reserves, and the economic viability of development if proved reserves are assigned. During any period in which these factors indicate an impairment, the cumulative drilling costs incurred to date for such property and all or a portion of the associated leasehold costs are transferred to the full cost pool and are then subject to amortization.

        The full cost ceiling is based principally on the estimated future net cash flows from oil and natural gas properties discounted at 10%. Full cost companies are required to use the unweighted arithmetic average first-day-of-the-month price for each month within the 12-month period prior to the end of the reporting period, unless prices were defined by contractual arrangements, to calculate the discounted future revenues. In the event the unamortized cost of oil and natural gas properties being amortized exceeds the full cost ceiling, as defined by the Securities and Exchange Commission ("SEC"), the excess is charged to expense in the period during which such excess occurs. Once incurred, a write-down of oil and natural gas properties is not reversible.

        At December 31, 2011, the full cost ceiling value of the Company's reserves was calculated based on the unweighted arithmetic average first-day-of-the-month price for the 12-months ended December 31, 2011 of $3.99 per MMBtu for natural gas, adjusted by area for energy content, transportation fees, and regional price differentials by area, and the unweighted arithmetic average first-day-of-the-month price for the 12-months ended December 31, 2011 of $92.71 per barrel for oil, adjusted by area for energy content, transportation fees, and regional price differentials by area. Using these prices, the Company's net book value of oil and natural gas properties did not exceed the full cost ceiling amount at December 31, 2011. Changes in production rates, levels of reserves, future development costs, and other factors will determine the Company's actual full cost ceiling test calculation and impairment analyses in future periods.

        At December 31, 2010, the full cost ceiling value of the Company's reserves was calculated based on the unweighted arithmetic average first-day-of-the-month price for the 12-months ended December 31, 2010 of $4.15 per MMBtu for natural gas, adjusted by area for energy content, transportation fees, and regional price differentials by area, and the unweighted arithmetic average first-day-of-the-month price for the 12-months ended December 31, 2010 of $75.96 per barrel for oil, adjusted by area for energy content, transportation fees, and regional price differentials by area. Using these prices, the Company's net book value of oil and natural gas properties did not exceed the full cost ceiling amount at December 31, 2010.

        At December 31, 2009, the full cost ceiling value of the Company's reserves was calculated based on the unweighted arithmetic average first-day-of-the-month price for each month within the 12-month period ended December 31, 2009 price of $3.15 per MMBtu for natural gas, adjusted by lease for energy content, transportation fees, and regional price differentials, on the unweighted arithmetic average first-day-of-the-month price for each month within the 12-month period ended December 31, 2009 price of $57.04 per barrel for oil, adjusted by lease for quality, transportation fees, and regional price differentials. Using these prices, the Company's net book value of oil and natural gas properties at December 31, 2009, exceeded the full cost ceiling amount. As a result, the Company recorded a non-cash full cost ceiling impairment of $245.9 million before income taxes and $159.8 million after taxes.

10.    Pipeline and gas gathering assets

        Pipeline and gas gathering assets are recorded at cost, net of accumulated depletion, depreciation and amortization ("DD&A"), and consist of gathering assets and related equipment. Depreciation of assets is provided using the shorter of the lease term or the straight-line method based on estimated useful lives of twenty years, as applicable. Expenditures for major renewals or betterments, which extend the useful lives of existing fixed assets, are capitalized and depreciated. Upon retirement or disposition, the cost and related accumulated depreciation and amortization are removed from the accounts and any gain or loss is recognized in "Non-operating income (expense)" in the consolidated statements of operations. DD&A expense for pipeline and gathering assets was $2.5 million, $2.0 million and $1.5 million for the years ended December 31, 2011, 2010 and 2009, respectively. Pipeline and gathering assets consist of the following as of December 31:

(in thousands)	2011	2010
Pipeline and gas gathering assets	$58,136	$43,271
Less accumulated depreciation and amortization	6,394	3,928

Total, net	$51,742	$39,343

11.    Other fixed assets

        Other fixed assets are recorded at cost net of accumulated depreciation and amortization and consist of furniture and fixtures, vehicles, leasehold improvements and computer hardware and software. Depreciation of other fixed assets is provided using the shorter of the lease term or the straight-line method based on estimated useful lives of three to ten years, as applicable. Leasehold improvements are capitalized and amortized over the shorter of the estimated useful lives of the assets or the terms of the related leases. Expenditures for major renewals or betterments, which extend the useful lives of existing fixed assets, are capitalized and depreciated. Upon retirement or disposition, the cost and related accumulated depreciation and amortization are removed from the accounts and any gain or loss is recognized in "Non-operating income (expense)" in the consolidated statements of operations. DD&A expense for other fixed assets was $2.4 million, $1.6 million and $1.1 million for the years ended December 31, 2011, 2010 and 2009, respectively.

        Other property and equipment fixed assets consist of the following as of December 31:

(in thousands)	2011	2010
Computer hardware and software	$6,206	$4,677
Leasehold improvements	1,847	1,781
Drilling service assets	5,742	1,985
Vehicles	1,279	1,022
Furniture and fixtures	1,021	673
Production equipment	255	219
Other	598	512

	16,948	10,869
Less accumulated depreciation and amortization	5,858	3,601

Total, net	$11,090	$7,268

12.    Environmental

        The Company is subject to extensive federal, state and local environmental laws and regulations. These laws, which are often changing, regulate the discharge of materials into the environment and may require the Company to remove or mitigate the environmental effects of the disposal or release of petroleum or chemical substances at various sites. Environmental expenditures are expensed. Expenditures that relate to an existing condition caused by past operations and that have no future economic benefits are expensed. Liabilities for expenditures of a non-capital nature are recorded when environmental assessment or remediation is probable and the costs can be reasonably estimated. Such liabilities are generally undiscounted unless the timing of cash payments is fixed and readily determinable. Management believes no materially significant liabilities of this nature existed at December 31, 2011 or 2010.

13.    Deferred loan costs

        Loan origination fees are stated at cost, net of amortization, which are amortized over the life of the respective debt agreements on a basis that represents the effective interest method. The Company capitalized $23.2 million and $10.1 million of deferred loan costs in 2011 and 2010, respectively. The Company had total deferred loan costs of $23.5 million and $10.4 million, net of accumulated amortization of $4.4 million and $2.8 million, as of December 31, 2011 and 2010, respectively.

        During the year ended December 31, 2011, the Company wrote-off $6.2 million in deferred loan costs as a result of the early retirement of the Term Loan (as defined below), the early retirement of the Broad Oak Credit Facility (as defined below) and changes in the borrowing base under the $1.0 billion revolving Senior Secured Credit Facility (as defined below).

        Future amortization expense of deferred loan costs at December 31, 2011 is as follows:

(in thousands)
2012	$4,240
2013	4,240
2014	4,240
2015	4,240
2016	2,993
Thereafter	3,504

Total	$23,457

14.    Other assets and other noncurrent liabilities

        Other assets consist of the following components as of December 31:

(in thousands)	2011	2010
Materials and supplies	$5,797	$1,886
Other assets, net	65	85

Total other assets	$5,862	$1,971

        Other noncurrent liabilities consist of the following components as of December 31:

(in thousands)	2011	2010
Gas imbalances	$935	$1,093
Deferred lease liability	399	591

Total other noncurrent liabilities	$1,334	$1,684

15.    Asset retirement obligations

        Asset retirement obligations associated with the retirement of tangible long-lived assets, are recognized as a liability in the period in which they are incurred and become determinable. The associated asset retirement costs are part of the carrying amount of the long-lived asset. Subsequently, the asset retirement cost included in the carrying amount of the related long-lived asset is charged to expense through the depletion of the asset. Changes in the liability due to the passage of time are recognized as an increase in the carrying amount of the liability and as corresponding accretion expense. See Note H for fair value disclosures related to the Company's asset retirement obligations.

        The Company is obligated by contractual and regulatory requirements to remove certain pipeline and gas gathering assets and perform other remediation of the sites where such pipeline and gas gathering assets are located upon the retirement of those assets. However, the fair value of the asset retirement obligation cannot currently be reasonably estimated because the settlement dates are indeterminate. The Company will record an asset retirement obligation for pipeline and gas gathering assets in the periods in which settlement dates are reasonably determinable.

        The following reconciles the Company's asset retirement obligations liability as of December 31:

(in thousands)	2011	2010
Liability at beginning of year	$8,278	$5,845
Liabilities added due to acquisitions, drilling, and other	1,519	1,291
Liabilities removed due to sale of wells	—	(34)
Accretion expense	616	475
Liabilities settled upon plugging and abandonment	(340)	(1,250)
Revision of estimates	3,001	1,951

Liability at end of year	$13,074	$8,278

16.    Fair value measurements

        The carrying amounts reported in the consolidated balance sheets for cash and cash equivalents, accounts receivable, prepaid expenses, accounts payable, undistributed revenue and royalties, and other accrued liabilities approximate their fair values. See Note C for fair value disclosures related to the Company's debt obligations. The Company carries its derivative financial instruments at fair value. See Note G and Note H for details about the fair value of the Company's derivative financial instruments.

17.    Treasury stock

        The Company accounts for treasury stock at cost. See Note A for discussion of the Company's treasury stock transactions.

18.    Revenue recognition

        Oil and natural gas revenues are recorded using the sales method. Under this method, the Company recognizes revenues based on actual volumes of oil and natural gas sold to purchasers. The Company and other joint interest owners may sell more or less than their entitlement share of the volumes produced. Under the sales method, when a working interest owner has overproduced in excess of its share of remaining estimated reserves, the overproduced party recognizes the excessive gas imbalance as a liability. If the underproduced working interest owner determines that an overproduced partner's share of remaining net reserves is insufficient to settle the imbalance, the underproduced owner recognizes a receivable, net of any allowance from the overproduced working interest owner.

        The following tables reflect the Company's natural gas imbalance positions as of December 31:

(dollars in thousands)	2011	2010
Natural gas imbalance current receivable (included in "Accounts receivable—Oil and natural gas sales")	$22	$174
Underproduced positions (Mcf)	6,312	43,720
Natural gas imbalance current liability (included in "Other current liabilities")	$32	$15
Overproduced positions (Mcf)	9,049	3,839
Natural gas imbalance long-term liability (included in "Other noncurrent liabilities")	$935	$1,093
Overproduced positions (Mcf)	264,808	275,201

	For the years ended December 31,
(dollars in thousands)	2011	2010	2009
Value of net (overproduced) underproduced positions arising during the period increasing oil and natural gas sales	$(10)	$25	$(311)
Net overproduced (underproduced) positions arising during the period (Mcf)	32,353	(12,772)	63,229

19.    General and administrative expense

        The Company receives fees for the operation of jointly-owned oil and natural gas properties and records such reimbursements as a reduction of general and administrative expenses.

        The following amounts have been recorded for the years ended December 31, 2011, 2010 and 2009:

	For the years ended December 31,
(in thousands)	2011	2010	2009
Fees received for the operation of jointly-owned oil and natural gas properties	$2,241	$1,497	$1,273

20.    Equity and stock-based awards

        Prior to the Corporate Reorganization on December 19, 2011, the Company recognized equity-based awards as a charge against earnings over the requisite service period, in an amount equal to the fair value of equity-based awards granted to employees and directors. The fair value of the equity-based awards was computed at the date of grant. Refer to Note E and Note O for further information regarding the Company's equity-based awards/stock-based awards.

        For stock-based compensation equity awards, compensation expense is recognized in the Company's financial statements over the awards' vesting periods based on their grant date fair value. The Company utilizes the closing stock price on the date of grant to determine the fair value of service vesting restricted stock awards.

21.    Income taxes

        Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating losses and tax credit carry-forwards. Under this method, deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. On a quarterly basis, management evaluates the need for and adequacy of valuation allowances based on the expected realizability of the deferred tax assets and adjusts the amount of such allowances, if necessary. Additionally, the Company has not recorded any reserves for uncertain tax positions. See Note F for detail of amounts recorded in the consolidated financial statements.

22.    Impairment of long-lived assets

        Impairment losses are recorded on property and equipment used in operations and other long-lived assets when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount. Impairment is measured based on the excess of the carrying amount over the fair value of the asset. See Note B.8 for disclosure of the 2011 write-down of materials and supplies and Note B.9 for disclosure of the 2009 non-cash full cost ceiling impairment. Other than the aforementioned write-downs, for the years ended December 31, 2011, 2010 and 2009, the Company did not record any additional impairment to property and equipment used in operations or other long-lived assets.

23.    Related party transactions

        The following table summarizes the net oil and natural gas sales (oil and natural gas sales less production taxes) received from the Company's related party and included in the consolidated statements of operation for the periods presented:

	For the years ended December 31,
(in thousands)	2011	2010	2009
Net oil and natural gas sales(1)	$79,300	$35,000	$7,288

        The following table summarizes the amounts included all in oil and natural gas sales receivable in the consolidated balance sheets for the periods presented:

	At December 31,
(in thousands)	2011	2010
Oil and natural gas sales receivable(1)	$6,845	$4,435
(1)
The Company has a gas gathering and processing arrangement with affiliates of Targa Resources, Inc, ("Targa"). Warburg Pincus IX, a majority equityholder in the Company, and other Warburg Pincus affiliates hold investment interests in Targa. One of Laredo Holdings' directors is on the board of directors of affiliates of Targa.